SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - LIQUIDITY (Details)	12 Months Ended				23 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 30, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net loss	$ 131,680,000	¥ 914,253,000	¥ 88,735,000	¥ 6,841,000
Negative cash flows from operations	26,961,000	¥ 187,180,000	¥ (770,476,000)	¥ (280,386,000)
Net current liability	$ 22,764,000					¥ 158,045,000
Forecast
Cash inflows to be funded by credit facilities					¥ 610,000,000